Financial risk management - Summary of Borrowing to Price Rate Changes (Details) XUA in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 XUA	Jun. 30, 2022 USD ($)	Jun. 30, 2022 XUA
Disclosure of Financial Risk Management [Line Items]
Current borrowings | XUA		XUA 7,314		XUA 5,017
Borrowings	$ 99,043	XUA 99,043	$ 91,617	XUA 91,617
Borrowings	106,357		96,634
Borrowings	106,357		96,634
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 1,990		$ 372
Percent of current borrowings	2.00%	2.00%	0.00%	0.00%
Borrowings	$ 52,821		$ 47,898
Percent of non-current borrowings	50.00%	50.00%	50.00%	50.00%
Borrowings	$ 54,811		$ 48,270
Percentage of price rate changes In borrowings	52.00%	52.00%	50.00%	50.00%
Borrowings	$ 54,811		$ 48,270
Percent of total borrowings	52.00%	52.00%	50.00%	50.00%